Significant accounting policies - Investments and Accounts and notes receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Significant accounting policies
Impairment recorded for long-term investments	¥ 1,000	¥ 0	¥ 0
Allowance for doubtful accounts	¥ 0	¥ 0